Share-based Compensation - Additional information (Details) $ / shares in Units, ¥ in Millions, $ in Millions			13 Months Ended
	Jun. 17, 2019 CNY (¥)	Jun. 17, 2019 USD ($) $ / shares	Aug. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued | shares			80,000
Repurchase of restricted shares from employees, Shares price (in Shares) | $ / shares		$ 0.75
Repurchase of restricted shares from employees, Consideration	¥ 26.2	$ 4.8
ADS.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued | shares			20,000
Repurchase of restricted shares from employees, Shares price (in Shares) | $ / shares		$ 3.00